Legal Status, Management and Business Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Legal Status, Management and Business Activity (Details) [Line Items]
Business activity, description						The Company currently operates Phase I and Phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s Phase II, with a total capacity of 602,064 cbm was completed in September 2021.
BPGIC FZE [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%
BPGIC Phase III FZE [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage	100.00%	100.00%	100.00%	100.00%
BPGIC [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage	100.00%	100.00%	100.00%	100.00%
BPGMC [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage		100.00%	100.00%	100.00%
BPGIC Phase 3 Limited [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage	100.00%	100.00%	100.00%
BPGIC International [Member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage	100.00%				100.00%
BPGIC Phase III Ltd [member]
Legal Status, Management and Business Activity (Details) [Line Items]
Subsidiary ownership percentage				100.00%